                                 AIM STOCK FUNDS

                                AIM DYNAMICS FUND
                             AIM S&P 500 INDEX FUND

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated October 25, 2005, as supplemented October 25, 2005, January 31, 2006, February 24, 2006,
       March 31, 2006, March 31, 2006(B), April 17, 2006 and June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix D in the Statement of Additional
Information:

                                  TRUSTEE
   "NAME, YEAR OF BIRTH AND       AND/OR
   POSITION(S) HELD WITH THE      OFFICER                                                             OTHER TRUSTEESHIP(S)
              TRUST                SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            HELD BY TRUSTEE
-------------------------------   -------         -------------------------------------------         --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003      Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                        (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                              -- AIM Division (parent of AIM and a global investment
                                              management firm); and Trustee and Vice Chair of The
                                              AIM Family of Funds--Registered Trademark--

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered broker
                                              dealer), AIM Investment Services, Inc. (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); Chief Executive Officer,
                                              AMVESCAP PLC -- Managed Products; and President and
                                              Principal Executive Officer of The AIM Family of
                                              Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006      Director, Chief Executive Officer and President,        None"
President and Principal                       A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                             Inc., AIM Funds Management Inc. and 1371 Preferred
                                              Inc.; Director and President, A I M Advisors, Inc.,
                                              INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                              Director, A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.; Director and Chairman, AIM
                                              Investment Services, Inc., Fund Management Company
                                              and INVESCO Distributors, Inc.; Director, President
                                              and Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                              Canada Holdings Inc.; Director and Chief Executive
                                              Officer, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and President and Principal
                                              Executive Officer of The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Chairman, AIM Canada Holdings, Inc.;
                                              Executive Vice President and Chief Operations
                                              Officer, AIM Funds Management Inc.; President, AIM
                                              Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                              Inc.; and Director, Trimark Trust

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(1)      Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.


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